Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	BARRICK GOLD CORP
Entity Central Index Key	0000756894
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Common Stock, Shares Outstanding (shares)	1,777,926,611
Entity Emerging Growth Company	0